Long Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long Term Debt

7.	Long Term Debt

	December 31, 2017	December 31, 2016
2019 Notes	$—	$420,000
2022 Notes	360,000	—
Less repurchase of Notes (note 7(a))	—	(54,212)
Less original issue discount	(3,600)	(6,300)
Amortization of original issue discount	133	3,910
2022 Notes / 2019 Notes (note 7(d) and (a))	356,533	363,398
Revolving Credit Facility (note 7(b))	—	39,200
Secured Term Loan (note 7(c))	—	24,375
Super Senior Term Loan (note 7(e))	54,800	—
Less: Deferred financing costs (note 7(e))	(12,818)	(7,100)
Balance	398,515	419,873
Less: Current portion of 2019 Notes (note 7(a))	—	(19,501)
Less: Current portion of Secured Term Loan (note 7(c))	—	(11,525)
Less: Current portion of Super Senior Term Loan (note 7(e))	(40,000)	—
Non-current portion of Long-Term Debt	$358,515	$388,847

a)	10.0% First Priority Secured Notes Due 2019

In March 2014 the Company issued $ 420,000 of 10.0% First Priority Secured Notes with a final maturity on April 1, 2019. The outstanding 2019 Notes were fully repaid and terminated on November 22, 2017 using proceeds of the issue of the 2022 Notes (see note 7(d)).

Interest on the 2019 Notes was payable semi-annually on April 1 and October 1 of each year. The 2019 Notes were secured by first priority ship mortgages on 16 of the Company’s 18 vessels and by assignments of earnings and insurances, a pledge over certain bank accounts, as well as share pledges over each subsidiary owning the 16 mortgaged vessels. In addition, the 2019 Notes were fully and unconditionally guaranteed, jointly and severally, by the Company’s 18 vessel owning subsidiaries and Global Ship Lease Services Limited.

The original issue discount was amortised on an effective interest rate basis over the life of the 2019 Notes.

Under the terms of the 2019 Notes, the Company was required within 120 days following the end of each financial year in which the Company has at least $1,000 of Excess Cash Flow, as defined, to offer to purchase up to a maximum offer amount of $20,000, such amount being the aggregate of 102% of the principal amount plus any accrued and unpaid interest thereon, up to, but not including, the purchase date. The first such offer, for 2014, in the maximum amount of $20,000, was made on April 21, 2015. At the close of this offer, $350 nominal amount of 2019 Notes was tendered and accepted.

Following the sale of two vessels in November and December 2015 which were secured to the 2019 Notes, the Company was required to offer the net sale proceeds, less a proportion used to repay part of the Revolving Credit Facility (see note 7(b)), to Noteholders (“Collateral Sale Offer”). The terms of the Collateral Sale Offer were the same as those of the annual Excess Cash Flow Offer. Consequently, on February 2, 2016, the Company launched a combined Excess Cash Flow Offer for 2015 and the Collateral Sale Offer in an aggregate amount of $28,417 (“Maximum Offer Amount”), at a purchase price of 102% of the aggregate principal amount plus any accrued and unpaid interest thereon, up to, but not including, the purchase date. At the close of this offer, the nominal amount of 2019 Notes tendered exceeded the Maximum Offer Amount and $26,662 principal amount of 2019 Notes were accepted on a pro rata basis.

The third Excess Cash Flow offer, for 2016, in the maximum amount of $20,000, was launched on March 22, 2017. At the close of this offer on April 19, 2017, the 2019 Notes tendered exceeded the Maximum Offer Amount and $19,501 nominal amount of the 2019 Notes was accepted on a pro rata basis.

In May, August and November, 2016, the Company purchased $4,200, $5,000 and $18,000 principal amount of 2019 Notes respectively, in the open market. This gave rise to gains of $452, $475 and $1,938, which are included within Interest Expense in the Consolidated Statements of Income. These Notes were subsequently cancelled.

7.	Long Term Debt (continued)
b)	Revolving Credit Facility

On March 19, 2014, and in connection with the 2019 Notes, the Company entered into a $40,000 senior secured revolving credit facility with Citibank N.A. (the “Revolving Credit Facility”) with a final maturity on October 1, 2018. The interest rate under the facility was USD LIBOR plus a margin of 3.25% and was payable at least quarterly. The outstanding balance of the Revolving Credit Facility was fully repaid on October 31, 2017 using proceeds of the Super Senior Term Loan (see note 7(e)).

c)	Secured Term Loan

On July 29, 2015, the Company entered into a $35,000 secured term loan with DVB Bank SE (the “Secured Term Loan”) with a maturity five years after drawdown, with early repayment, inter alia, if the 2019 Notes were not refinanced by November 30, 2018, or if the secured vessel ceased to be employed on a charter for a period in excess of 90 days. This Secured Term Loan was fully repaid on October 26, 2017 using proceeds of the new Super Senior Term Loan (see note 7(e)) and cash on hand.

The Secured Term Loan bore interest at USD LIBOR plus a margin of 2.75% and was payable at least quarterly.

The Secured Term Loan was secured by a first priority ship mortgage on OOCL Tianjin and by assignment of earnings and insurances for the same vessel.

d)	9.875% First Priority Secured Notes due 2022

On October 31, 2017 the Company completed the sale of $360,000 of 9.875% First Priority Secured Notes (“the 2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400.

Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at December 31, 2017 the 2022 Notes were secured by first priority ship mortgages on all of the Company’s 18 vessels (the “Mortgaged Vessels”) and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a Mortgaged Vessel. In addition, the 2022 Notes are fully and unconditionally guaranteed, jointly and severally, by the Company’s 18 vessel owning subsidiaries and Global Ship Lease Services Limited.

The Company is required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year.

The original issue discount is being amortised on an effective interest rate basis over the life of the 2022 Notes.

The Company is required to repay $40,000 each year for the first three years and $35,000 thereafter, across both the 2022 Notes and the new Super Senior Term Loan. The new Super Senior Term Loan has minimum fixed amortization whereas as long as amounts are outstanding under that Term Loan  amortization of the 2022 notes is at the option of the noteholders.  Around the first and second anniversary of the issue of the 2022 Notes, the Company will offer to redeem $20,000 of the 2022 Notes at a purchase price of 102%. Any such offer not accepted will be applied to repay the Super Senior Term Loan at par. Should the amount outstanding under the Super Senior Term Loan be insufficient to absorb the total amount to be repaid, the excess will be mandatorily redeemed against the 2022 Notes at 102%. Around the third anniversary of the issue of the 2022 Notes, the Company will mandatorily redeem $40,000 of the 2022 Notes at a purchase price of 102%, less any amount remaining under the Super Senior Term Loan. Around the fourth anniversary of the issue of the 2022 Notes, the Company will mandatorily redeem $35,000 of the 2022 Notes at a purchase price of 102%.

e)	Super Senior Term Loan

On October 26, 2017, and in connection with the 2022 Notes, the Company entered into a new $54,800 Super Senior Term Loan with Citibank N.A. (the “Super Senior Term Loan”). The term loan was drawn down in full on October 31, 2017 and matures no later than October 31, 2020. The interest rate is USD LIBOR plus a margin of 3.25% and is payable at least quarterly.

Amortization, which may be increased as described in note 7(d) above, is payable semi-annually and is a minimum of $20,000 in each of the first and second years with the balance to be repaid in the third year.

The collateral provided to the 2022 Notes also secures on a first priority basis the Super Senior Term Loan. The Company is required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year.

7.	Long Term Debt (continued)
f)	Repayment Schedule

Based on scheduled repayments from January 1, 2018 the long term debt, comprising the 2022 Notes and the Super Senior Term Loan, will be reduced in each of the relevant periods as follows:

Year ending December 31,
2018	$40,000
2019	40,000
2020	40,000
2021	35,000
2022	259,800
414,800
Less: original issue discount	(3,467)
Less: deferred financing costs	(12,818)
$398,515
g)	Deferred Financing Costs

	December 31, 2017	December 31, 2016
Opening balance	$7,100	$10,611
Expenditure in the period	13,177	—
Amortization included within interest expense	(7,459)	(3,511)
Closing balance	$12,818	$7,100

Costs amounting to $13,117 were incurred in connection with the Company’s issue of the 2022 Notes and agreeing the Super Senior Term Loan. These are being amortized on an effective interest rate basis over the life of the financings for which they were incurred.

The remaining unamortized balance of deferred financing costs relating to the 2019 Notes, Revolving Credit Facility and the Secured Term Loan which were fully repaid and terminated in October 2017 amounting to $4,191 was written off and recorded within interest expense within the Consolidated Statements of Income. As the replacement of the Revolving Credit Facility with the Super Senior Term Loan is deemed to be a debt modification, the remaining unamortized balance of deferred financing costs related to the Revolving Credit Facility are being carried forward and being amortized with the costs of the Super Senior Term Loan.